Income Taxes Income Taxes - MEC - Components of Income Tax Expense (Benefit) (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit) [Line Items]
Current Federal Tax Expense (Benefit)	$ (415)	$ (411)	$ (207)
Current State and Local Tax Expense (Benefit)	(6)	(4)	(12)
Current Income Tax Expense (Benefit)	(421)	(415)	(219)
Deferred Federal Income Tax Expense (Benefit)	281	298	101
Deferred State and Local Income Tax Expense (Benefit)	(6)	2	3
Deferred Income Tax Expense (Benefit)	275	300	104
Other Tax Expense (Benefit)	(1)	(1)	(1)
Income Tax Expense (Benefit)	$ (147)	$ (116)	$ (116)